Segmentation of key figures (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Profit sharing income	$ 873	$ 835	$ 734
Royalty income	109	300	147
Milestone income	155	50	231
Other	114	54	67
Other revenues	1,251	1,239	1,179
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	873	835	732
Royalty income	74	107	104
Milestone income	127	39	201
Other	105	37	55
Other revenues	1,179	1,018	1,092
Sandoz
Disclosure of operating segments [line items]
Profit sharing income			2
Royalty income	24	25	19
Milestone income	28	11	30
Other	9	17	12
Other revenues	61	53	63
Corporate
Disclosure of operating segments [line items]
Royalty income	11	168	24
Other revenues	$ 11	$ 168	$ 24